CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - USD ($) $ in Thousands	Ordinary shares Cumulative effect, period of adoption, adjusted balance	Ordinary shares	Additional paid-in capital Cumulative effect, period of adoption, adjusted balance	Additional paid-in capital	Treasury Stock Cumulative effect, period of adoption, adjusted balance	Treasury Stock	Accumulated other comprehensive (loss) income Cumulative effect, period of adoption, adjusted balance	Accumulated other comprehensive (loss) income	Accumulated deficit Cumulative effect of accounting change	Accumulated deficit Cumulative effect, period of adoption, adjusted balance	Accumulated deficit	Cumulative effect of accounting change	Cumulative effect, period of adoption, adjusted balance	Total
Beginning Balance at Dec. 31, 2020		$ 11		$ 27,315				$ 481			$ (192,474)			$ (164,667)
Beginning Balance (in shares) at Dec. 31, 2020		221,980,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance		$ 2		904,730										904,732
Issuance of ordinary shares upon Initial Public Offering and related over-allotment option, net of cost of issuance (in shares)		45,076,479
Issuance of ordinary shares prior to Initial Public Offering		$ 1		199,999										200,000
Issuance of ordinary shares prior to Initial Public Offering (in shares)		16,026,282
Conversion of redeemable preferred shares		$ 14		333,653										333,667
Conversion of redeemable preferred shares (in shares)		278,163,799
Issuance of ordinary shares reserved for equity incentive plan		$ 1				$ (1)
Issuance of ordinary shares reserved for equity incentive plan (in shares)		10,000,000				(10,000,000)
Repurchase of ordinary shares						$ (53,645)								(53,645)
Repurchase of ordinary shares (in share)						(7,008,269)
Exercise of share option and vested restricted share unit				(5,646)		$ 6,716								1,070
Exercise of share option and vested restricted share unit (in shares)						5,403,461
Net loss											(175,424)			(175,424)
Fair value change of long-term investment								357						357
Foreign currency translation adjustment								1,482						1,482
Share-based compensation				66,089										66,089
Ending Balance at Dec. 31, 2021		$ 29		1,526,140		$ (46,930)		2,320			(367,898)			1,113,661
Ending Balance (in shares) at Dec. 31, 2021		571,246,560
Ending Balance (in shares) at Dec. 31, 2021						(11,604,808)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares						$ (59,631)								(59,631)
Repurchase of ordinary shares (in share)						(18,839,849)
Exercise of share option and vested restricted share unit				(19,084)		$ 20,123								1,039
Exercise of share option and vested restricted share unit (in shares)						4,848,326
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance				8,689										8,689
Issuance of ordinary shares upon the Dual Primary Listing, net of cost of issuance (in shares)		7,300,000
Net loss											(146,175)			(146,175)
Fair value change of long-term investment								(9,493)						(9,493)
Foreign currency translation adjustment								(14,942)						(14,942)
Share-based compensation				69,019										69,019
Ending Balance at Dec. 31, 2022	$ 29	$ 29	$ 1,584,764	1,584,764	$ (86,438)	$ (86,438)	$ (22,115)	(22,115)	$ (460)	$ (514,533)	(514,073)	$ (460)	$ 961,707	$ 962,167
Ending Balance (in shares) at Dec. 31, 2022	578,546,560	578,546,560
Ending Balance (in shares) at Dec. 31, 2022					(25,596,331)	(25,596,331)								25,596,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares						$ (2,254)								$ (2,254)
Repurchase of ordinary shares (in share)						(1,200,794)
Exercise of share option and vested restricted share unit				(27,361)		$ 28,548								1,187
Exercise of share option and vested restricted share unit (in shares)						6,047,833
Cancellation of Treasury stock				(6,514)		$ 6,514
Cancellation of Treasury stock (in shares)		(3,953,961)				3,953,961
Net loss											(60,315)			(60,315)
Fair value change of long-term investment								(7,791)						(7,791)
Transfer out of fair value changes of long-term investments								15,537						15,537
Foreign currency translation adjustment								(2,722)						(2,722)
Share-based compensation				65,216										65,216
Ending Balance at Dec. 31, 2023		$ 29		$ 1,616,105		$ (53,630)		$ (17,091)			$ (574,848)			$ 970,565
Ending Balance (in shares) at Dec. 31, 2023		574,592,599
Ending Balance (in shares) at Dec. 31, 2023						(16,795,331)								16,795,331